Schedule I - Financial Information of Registrant Sch 1 - NOTES (Details) (Parent [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent [Member]
Cash dividends received by subsidiaries	$ 0	$ 0	$ 0
Cash dividends received from associated companies	$ 2,000,000	$ 0	$ 0